Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through September 19, 2025, the date the financial statements were issued and filed with the U.S. Securities and Exchange Commission. Based on the Company’s evaluation, except as disclosed in the financial statements, no other event has occurred requiring adjustment or disclosure in the notes to the consolidated financial statements.